Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended		5 Months Ended		8 Months Ended		11 Months Ended		12 Months Ended			14 Months Ended		17 Months Ended		20 Months Ended		23 Months Ended	24 Months Ended		26 Months Ended	29 Months Ended	32 Months Ended	36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 05, 2023	Nov. 16, 2022	Jul. 31, 2019	Jul. 31, 2015	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2016	Jan. 31, 2025	Jan. 31, 2024	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jul. 31, 2021	Jul. 31, 2017	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000149406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value				$ 10,000											$ 9,936									$ 11,616					$ 12,431		$ 12,205		$ 11,366		$ 14,501	$ 12,623	$ 13,885	$ 15,401	$ 18,697
C000149407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value				10,000											9,713									11,197					11,186		11,240		10,285		12,923	10,966	12,892	14,433	16,509
C000149409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value				10,000											9,996									11,693					13,787		13,992		13,853		18,544	18,362	19,917	23,873	26,193
C000149410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value				10,000											10,451									12,456					13,954		13,250		11,903		18,375	17,974	19,106	22,503	21,482
C000238811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value		$ 10,000				$ 10,331		$ 10,491		$ 11,392		$ 10,434					$ 11,981		$ 12,436		$ 13,656	$ 14,242			$ 14,993	$ 13,938	$ 15,884
C000246653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value	$ 10,000				$ 10,849		$ 11,135		$ 12,213		$ 12,598					$ 13,656		$ 12,353		$ 13,943
C000246654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value	10,000				10,751		11,434		12,314		12,550					12,979		11,945		13,116
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World ex USA Index (Net)
Accumulated Value				10,000											9,312									10,920					11,631		11,359		11,164		14,625	12,695	14,659	16,289	18,521
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index (Net)
Accumulated Value				10,000											9,925									12,390					12,930		12,649		13,477		16,259	12,992	14,077	14,959	17,530
Russell 1000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Index (Gross)
Accumulated Value	10,000	10,000		10,000		10,356		10,559		11,714		10,703			10,484		12,452		12,968		14,233	14,778		12,156	15,777	14,517	16,586		14,124		15,254		17,089		23,577	21,958
Russell 3000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index (Gross)
Accumulated Value				10,000											10,444									12,130					14,118		15,113		16,765		23,258	21,548	24,273	29,389	33,998
Hartford Risk Optimized Multifactor Developed Markets ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Accumulated Value				10,000											9,968									11,680					12,518		12,283		11,446		14,630	12,769	14,051	15,607	18,998
Hartford Multifactor Emerging Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford Multifactor Emerging Markets Equity Index
Accumulated Value			$ 9,847											$ 9,019									$ 11,404					$ 9,745		$ 11,570		$ 13,152		$ 15,111
Hartford Multifactor Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford Multifactor Large Cap Index
Accumulated Value			10,141											10,116									13,575					13,465		14,632		17,525		19,261
Hartford Multifactor Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford Multifactor Small Cap Index
Accumulated Value			$ 10,148											$ 9,378									$ 14,529					$ 14,266		$ 15,204		$ 17,974		$ 17,220
Russell 2000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Index (Gross)
Accumulated Value				$ 10,000											$ 10,000									$ 11,845					$ 14,064		$ 13,443		$ 12,826		$ 19,491	$ 16,706	$ 18,027	$ 20,596	$ 20,482
Hartford Disciplined US Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford Disciplined US Equity Index
Accumulated Value		$ 10,000				$ 10,335		$ 10,499		$ 11,408		$ 10,455					$ 12,010		$ 12,472		$ 13,701	$ 14,297			$ 15,058	$ 14,004	$ 15,965
Hartford US Quality Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford US Quality Growth Index
Accumulated Value	10,000				10,853		11,152		12,241		12,636					13,710		12,409		14,015
Russell 1000 Growth Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Growth Index (Gross)
Accumulated Value	10,000				10,705		11,143		12,392		12,966					14,204		12,762		15,335
Russell 1000 Value Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Value Index (Gross)
Accumulated Value	10,000				10,531		10,976		11,790		12,140					12,588		11,914		12,827
Hartford US Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Hartford US Value Index
Accumulated Value	$ 10,000				$ 10,755		$ 11,448		$ 12,340		$ 12,581					$ 13,011		$ 11,980		$ 13,167